UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 12490 Greylin Way

         Orange, VA  22960

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     5406610191

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Orange, VA     August 01, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $310,290 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd ADR                 COM                                506    31025 SH       SOLE                    31025
Abbott Laboratories         COM                 002824100     8199   127180 SH       SOLE                   127180
AeroVironment               COM                                574    21835 SH       SOLE                    21835
American Express            COM                 025816109      231     3975 SH       SOLE                     3975
Amgen Inc                   COM                               1109    15208 SH       SOLE                    15208
Astrazeneca PLC             COM                               1610    35975 SH       SOLE                    35975
AT&T                        COM                 001957109      620    17398 SH       SOLE                    17398
Automatic Data Processing   COM                 053015103      684    12295 SH       SOLE                    12295
Babcock & Wilcox            COM                                350    14300 SH       SOLE                    14300
Bank of America             COM                                213    26075 SH       SOLE                    26075
Berkshire Hathaway Cl A     COM                                250      200 SH       SOLE                      200
Berkshire Hathaway Class B  COM                 084670207    73768   885248 SH       SOLE                   885248
BP plc ADR                  COM                 055622104     1686    41590 SH       SOLE                    41590
Bristol-Myers Squibb        COM                 110122108     1285    35750 SH       SOLE                    35750
Campbell Soup               COM                 134429109      436    13075 SH       SOLE                    13075
Central Fund of Canada Cl A                     153501101     6730   340075 SH       SOLE                   340075
Chevron                     COM                 166764100      274     2600 SH       SOLE                     2600
cisco Systems               COM                 17275R102     4314   251240 SH       SOLE                   251240
Clorox                      COM                 189054109      228     3140 SH       SOLE                     3140
Coca Cola                   COM                 191216100    14787   189110 SH       SOLE                   189110
ConocoPhillips              COM                 20825C104     9715   173850 SH       SOLE                   173850
Corning Inc                 COM                                677    52375 SH       SOLE                    52375
CSX Corporation             COM                               2789   124750 SH       SOLE                   124750
Diageo PLC ADR              COM                                368     3575 SH       SOLE                     3575
Dominion Res Black Warrior  COM                 25746Q108      366    56525 SH       SOLE                    56525
Duke Energy                 COM                 264399106      321    13900 SH       SOLE                    13900
Enterprise Prods Ptn        COM                                313     6100 SH       SOLE                     6100
Exelon Corporation          COM                                958    25475 SH       SOLE                    25475
Exxon Mobil                 COM                 30231G102    31957   373457 SH       SOLE                   373457
First Industrial Realty     COM                                277    21950 SH       SOLE                    21950
General Electric            COM                 369604103      655    31448 SH       SOLE                    31448
Harris Corporation          COM                                381     9100 SH       SOLE                     9100
Home Depot                  COM                 437076102     9667   182439 SH       SOLE                   182439
Honeywell Intl              COM                 438516106      738    13221 SH       SOLE                    13221
Illinois Tool Works         COM                                591    11175 SH       SOLE                    11175
Int'l Business Machines     COM                 459200101     1407     7196 SH       SOLE                     7196
J.P. Morgan Chase           COM                 46625H100      293     8211 SH       SOLE                     8211
Johnson & Johnson           COM                 478160104    22462   332482 SH       SOLE                   332482
Kraft Foods Cl A            COM                               6860   177617 SH       SOLE                   177617
Lilly Eli & Company         COM                 532457108    14549   339060 SH       SOLE                   339060
Lowe's Companies            COM                 548661107     1220    42910 SH       SOLE                    42910
M&T Bank                    COM                               2613    31650 SH       SOLE                    31650
McDonalds Corp              COM                 580135101      232     2625 SH       SOLE                     2625
Medtronic Inc               COM                               1395    36030 SH       SOLE                    36030
Merck & Co                  COM                 589331107    21872   523881 SH       SOLE                   523881
MSCI Japan i Shares                                            185    19700 SH       SOLE                1    9700
Pepsico                     COM                 713448108     4050    57322 SH       SOLE                    57322
Philip Morris Int'l         COM                                505     5787 SH       SOLE                     5787
Phillips 66                 COM                               2020    60758 SH       SOLE                    60758
Procter & Gamble            COM                 742718109      897    14650 SH       SOLE                    14650
Southern Company            COM                 842587107      206     4450 SH       SOLE                     4450
Tesco plc                   COM                               1544   105750 SH       SOLE                   105750
Texas Citizens Bank         COM                                172    16200 SH       SOLE                    16200
Texas Instruments           COM                 882508104      252     8784 SH       SOLE                     8784
Total SA ADR                COM                 89151E109      251     5575 SH       SOLE                     5575
TriStar Gold                COM                                  6    19000 SH       SOLE                    19000
U S Bancorp                 COM                 902973304    11091   344880 SH       SOLE                   344880
USG Corp                    COM                 903293405    23052  1210070 SH       SOLE                  1210070
Vanguard 500 Index Fd                                          501     4834 SH       SOLE                     4834
Wal-Mart                    COM                 931142103     4532    65000 SH       SOLE                    65000
Wells Fargo & Co            COM                 949746101     9954   297658 SH       SOLE                   297658
Zimmer Holdings             COM                                542     8415 SH       SOLE                     8415